IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES	12 Months Ended
Apr. 30, 2015
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES [Abstract]
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES

NOTE 5 • IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES

The Company’s identified intangible assets and intangible liabilities at April 30, 2015 and 2014 were as follows:

	(in thousands)
	April 30, 2015	April 30, 2014
Identified intangible assets (included in intangible assets):
Gross carrying amount	$45,823	$48,181
Accumulated amortization	(19,610)	(17,286)

Net carrying amount	$26,213	$30,895

Identified intangible liabilities (included in other liabilities):
Gross carrying amount	$82	$127
Accumulated amortization	(61)	(90)

Net carrying amount	$21	$37

The effect of amortization of acquired below-market leases and acquired above-market leases reduced rental income by approximately $24,000, $25,000 and $29,000 for the twelve months ended April 30, 2015, 2014 and 2013, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:

Year Ended April 30,	(in thousands)
2016	$22
2017	11
2018	(3)
2019	(3)
2020	(1)

Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $5.0 million, $7.4 million and $4.2 million for the twelve months ended April 30, 2015, 2014 and 2013, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:

Year Ended April 30,	(in thousands)
2016	$4,000
2017	3,698
2018	3,469
2019	3,433
2020	3,390